Decommissioning Liabilities	12 Months Ended
Dec. 31, 2017
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Decommissioning Liabilities

24. DECOMMISSIONING LIABILITIES

The decommissioning provision represents the present value of the expected future costs associated with the retirement of upstream crude oil and natural gas assets, refining facilities and the crude-by-rail terminal. The aggregate carrying amount of the obligation is:

	2017	2016

Decommissioning Liabilities, Beginning of Year	1,847	2,052
Liabilities Incurred	20	11
Liabilities Acquired (Note 5) (1)	944	-
Liabilities Settled	(70)	(51)
Liabilities Divested (1)	(139)	(1)
Transfers to Liabilities Related to Assets Held for Sale (Note 11)	(1,621)	-
Change in Estimated Future Cash Flows	(155)	(423)
Change in Discount Rate	76	131
Unwinding of Discount on Decommissioning Liabilities	128	130
Foreign Currency Translation	(1)	(2)
Decommissioning Liabilities, End of Year	1,029	1,847
(1)	In connection with the Acquisition, Cenovus was deemed to have disposed of its pre-existing interest in FCCL and reacquired it at fair value as required by IFRS.

As at December 31, 2017, the undiscounted amount of estimated future cash flows required to settle the obligation is $3,360 million (2016 – $6,270 million), which has been discounted using a credit-adjusted risk-free rate of 5.3 percent (2016 – 5.9 percent). An inflation rate of two percent (2016 – two percent) was used to calculate the decommissioning provision. Most of these obligations are not expected to be paid for several years, or decades, and are expected to be funded from general resources at that time. The Company expects to settle approximately $40 million to $50 million of decommissioning liabilities over the next year. Revisions in estimated future cash flows resulted from lower cost estimates.

Sensitivities

Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

	2017		2016
As at December 31,	Credit-Adjusted Risk-Free Rate	Inflation Rate	Credit-Adjusted Risk-Free Rate	Inflation Rate

One Percent Increase	(98)	197	(248)	327
One Percent Decrease	192	(103)	317	(259)